Trade Receivables, Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Schedule of trade receivables
	As at December 31,
	2018	2017
Trade receivables	9,416,320	11,860,798
Bad debt provision for trade receivables	(1,294,097)	(1,359,255)
	8,122,223	10,510,543

Schedule of other receivables
	As at December 31,
	2018	2017
Other receivables	2,617	2,849
Prepayments	852,856	1,898,419
	855,473	1,901,268

Schedule of aging analysis of trade receivables
	As at December 31,
	2018	2017
Current	1,743,555	1,791,936
1 to 3 months	3,546,525	2,721,633
3 months or more	4,126,240	7,347,229
	9,416,320	11,860,798

Schedule of provision for doubtful debts
	2018	2017
As at January 1	1,359,255	1,280,330
Provision provided in the year	-	-
Translation adjustment	(65,158)	78,925
As at December 31	1,294,097	1,359,255